Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Jan. 24, 2022
Preferred stock, shares authorized, unlimited		Unlimited	Unlimited
Preferred stock, issued (in shares)		137,765,828	137,765,828
Preferred stock, outstanding (in shares)		137,765,828	137,765,828
Common stock, par value (in usd per share)	$ 0.0001	$ 0	$ 0
Common stock, shares authorized, unlimited		Unlimited	Unlimited
Common stock, issued (in shares)		3,166,948	3,166,948
Class A Common Stock [Member]
Common stock subject to possible redemption		30,000,000	30,000,000
DWave System [Member]
Preferred stock, par value (in Dollars per share)		$ 0	$ 0
Preferred stock, shares authorized, unlimited	Unlimited	Unlimited
Preferred stock, issued (in shares)	137,765,828	137,765,828	137,765,828
Preferred stock, outstanding (in shares)	137,765,828	137,765,828	137,765,828
Common stock, par value (in usd per share)	$ 0	$ 0	$ 0
Common stock, shares authorized, unlimited	Unlimited	Unlimited
Common stock, issued (in shares)	3,341,327	3,166,949	3,061,746
Common stock, outstanding (in shares)	3,341,327	3,166,949	3,061,746
D-Wave Quantum, Inc. [Member]
Common stock, issued (in shares)	100			0
Common stock, outstanding (in shares)	100			0
DPCM Capital, Inc. [Member]
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, authorized (in shares)	1,000,000	1,000,000	1,000,000
Preferred stock, issued (in shares)	0	0	0
Preferred stock, outstanding (in shares)	0	0	0
Common stock subject to possible redemption	30,000,000	30,000,000
DPCM Capital, Inc. [Member] | Class A Common Stock [Member]
Common stock subject to possible redemption	30,000,000	30,000,000	30,000,000
Common stock, par value (in usd per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, issued (in shares)	0	0	0
Common stock, outstanding (in shares)	0	0	0
DPCM Capital, Inc. [Member] | Class B Common Stock [Member]
Common stock, par value (in usd per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	10,000,000	10,000,000	10,000,000
Common stock, issued (in shares)	7,500,000	7,500,000	7,500,000
Common stock, outstanding (in shares)	7,500,000	7,500,000	7,500,000